Other Current Liabilities	12 Months Ended
Dec. 31, 2016
Other Current Liabilities
Other Current Liabilities

10. Other Current Liabilities

        Other current liabilities consisted of the following as at December 31 (in thousands):

	2016	2015
Fair value of swaps	—	$4,538
Other current liabilities	$7,005	790

Total	$7,005	$5,328

        In respect to the fair value of swaps, refer to Note 15a, Financial Instruments—Cash Flow Interest Rate Swap Hedges. Other current liabilities relate to straight line basis recognition of lease rentals.